GOODWILL AND INTANGIBLE ASSETS - INTANGIBLES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COGS
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 12,047,224	$ 1,691,787